Stock Plans Stock Plans (Tables)	12 Months Ended
Dec. 27, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Black-Scholes Fair Value Assumptions
Our weighted average Black-Scholes fair value assumptions were as follows:

	Risk-Free Interest Rate	Expected Life	Expected Volatility	Expected Dividend Yield	Grant Date Fair Value
Kraft Foods Group grants
2014	1.84%	6 years	19.33%	3.57%	$6.16
2013	1.04%	6 years	19.40%	4.26%	$4.41
Mondelēz International grants
2012	1.16%	6 years	20.13%	3.08%	$4.78

Stock Option Activity
Stock option activity for the year ended December 27, 2014 was:

	Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 28, 2013	16,320,655	$35.26
Options granted	2,601,423	55.26
Options exercised	(3,610,773)	32.08
Options canceled	(441,139)	44.39
Balance at December 27, 2014	14,870,166	39.26	7 years	$367	million
Exercisable at December 27, 2014	9,666,165	34.02	6 years	$289	million

Restricted Stock, RSU and Performance Share Activity
Our restricted stock, RSU, and Performance Share activity for the year ended December 27, 2014 was:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Balance at December 28, 2013	4,149,797	$44.99
Granted	1,697,965	57.49
Vested	(1,424,627)	36.49
Forfeited	(365,483)	51.52
Balance at December 27, 2014	4,057,652	52.62